Goodwill - Allocation of Goodwill to Cash-Generating Units (Details) - Goodwill - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 25,403	€ 25,748	€ 26,841
Others
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	96	95	102
Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,299	4,310	4,310
Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	8,814	8,991	10,057
Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,819	4,815	4,815
Telefónica United Kingdom | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,847	4,611	4,648
Telefónica Hispam Norte | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	325	464	1,002
Telefónica Hispam Norte | Operating segments | Colombia
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	195	192
Telefónica Hispam Norte | Operating segments | Central America
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	144
Telefónica Hispam Norte | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	130	128
Telefónica Hispam Sur | Operating segments
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,203	2,462	€ 1,907
Telefónica Hispam Sur | Operating segments | Chile
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	856	906
Telefónica Hispam Sur | Operating segments | Peru
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	766	744
Telefónica Hispam Sur | Operating segments | Argentina
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	557	785
Telefónica Hispam Sur | Operating segments | Uruguay
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	€ 24	€ 27